Related Party Balances and Transactions - Summary of Related Party Balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Ordinary shares to be issued to Everest			¥ 258,119
Collection of loan to an affiliate	¥ 21,212	$ 3,251
I-Mab Hangzhou [Member]
Related Party Transaction [Line Items]
Other receivables	21,212	3,251
Collection of loan to an affiliate	52,000	7,969
Expenses paid on behalf of an affiliate	21,212	3,251
Everest [Member]
Related Party Transaction [Line Items]
Ordinary shares to be issued to Everest			¥ 258,119
Jiangsu Taslydiyi Pharmaceutical Co Ltd [Member]
Related Party Transaction [Line Items]
Accruals and other payables	¥ 2,395	$ 367